ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.
ORGANIZATION AND PRINCIPAL ACTIVITIES

Jiayin Group Inc. (the “Company”) is an exempted company incorporated with limited liabilities in the Cayman Islands under the laws of the Cayman Islands in December 2017.

The Company, its consolidated subsidiaries and the consolidated variable interest entities (“VIEs”) (collectively referred to as the “Group”) provide online consumer finance service in the People’s Republic of China (“PRC”) by connecting institutional funding partners with borrowers through a proprietary internet platform.

As of December 31, 2025 the Company’s major subsidiaries and its consolidated VIEs are as follows:

Name	Date of incorporation/ establishment or acquisition	Place of incorporation/ establishment	Percentage of direct or indirect ownership	Principal activities
Subsidiaries
Jiayin Holdings Limited	January 2018	BVI	100%	Investment Holding
Geerong (HK) Limited (formerly known as “Jiayin (HK) Limited”)	January 2018	Hong Kong	100%	Investment Holding
Jiayin Southeast Asia Holdings Limited	February 2018	BVI	100%	Investment Holding
Shanghai Kunjia Technology Co., Ltd. (“Shanghai Kunjia”)*	June 2018	Shanghai	100%	Investment Holding
Geerong Yunke Information Technology Co., Ltd.	July 2019	Shanghai	100%	Technology development and consumer finance services
Jiangxi Yunkaijianming Technology Co., Ltd. (formerly known as “Geerong Yun (Shanghai) Technology Development Co., Ltd.”)	September 2019	Jiangxi	100%	Technology development and consumer finance services
Shanghai Chuangzhen Software Co., Ltd.	April 2020	Shanghai	100%	Technology service
Shanghai Jirongzhicheng Enterprise Development Co., Ltd.	November 2024	Shanghai	100%	Commercial service
Hainan Yinke Financing Guarantee Co., Ltd.	August 2021	Hainan	100%	Guarantee service
Shanghai Jiazhen Software Co., Ltd.	January 2025	Shanghai	100%	Technology service

VIE and VIE's subsidiaries
Shanghai Jiayin Technology Co., Ltd. ("Jiayin Technology", formerly known as "Shanghai Jiayin Finance Technology Co., Ltd.")	June 2015	Shanghai	*	Technology service
Shanghai Jiajie Internet Information Services Co., Ltd. (formerly known as "Shanghai Jiajie Finance Information Services Co., Ltd.")	July 2019	Shanghai	*	Technology development and consumer finance services
Jiayin Shuke Information Technology Co., Ltd.	January 2021	Shanghai	*	Technology service
Guangxi Chuangzhen Information Technology Co., Ltd.	January 2022	Guangxi	*	Technology service

* Shanghai Kunjia is the primary beneficiary of the VIE.